Segments - Summary of Segments Banking by Line of Business (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Underlying income
- Net interest income	€ 6,896	€ 6,860
- Net fee and commission income	1,386	1,377
Income	8,148	8,883
Underlying expenditure
- Additions to loan loss provision	416	200
Total underlying expenses	5,654	5,232
Result before tax	2,493	3,651
Taxation	740	995
Non-controlling interests	47	51
Net result	1,707	2,605
Net result IFRS (continuing operations)	1,754	2,656
Underlying [member]
Underlying income
Income	9,241	8,940
Underlying expenditure
- Operating expenses	5,654	5,232
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Income	1,093	75
Underlying expenditure
Taxation	243	26
Net result	850	50
Insurance Other Excluded From IFRS [Member]
Underlying income
Income		18
Underlying expenditure
Net result		19
Segments Banking Activities [Member]
Underlying expenditure
Net result	1,707	2,586
Net result IFRS (continuing operations)	1,707	2,605
Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	6,953	6,845
- Net fee and commission income	1,386	1,378
- Total investment and other income	902	717
Income	9,241	8,940
Underlying expenditure
- Operating expenses	5,238	5,032
- Additions to loan loss provision	416	200
Total underlying expenses	5,654	5,232
Result before tax	3,586	3,708
Taxation	983	1,021
Non-controlling interests	47	51
Net result	2,556	2,636
Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result	0
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(850)	(50)
Segments Banking Activities [Member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result	0	19
Retail Netherlands [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result	845	1,026
Retail Netherlands [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	1,740	1,883
- Net fee and commission income	329	325
- Total investment and other income	190	192
Income	2,260	2,401
Underlying expenditure
- Operating expenses	1,095	1,104
- Additions to loan loss provision	33	(65)
Total underlying expenses	1,128	1,039
Result before tax	1,132	1,362
Taxation	287	335
Net result	845	1,026
Retail Netherlands [member] | Dutch domestic midcorporates real estate finance portfolio [Member] | Underlying [member]
Underlying income
- Net interest income		134
Underlying expenditure
- Operating expenses		26
- Additions to loan loss provision		(14)
Taxation		29
Net result		94
Retail Belgium [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result	229	153
Retail Belgium [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	959	898
- Net fee and commission income	188	201
- Total investment and other income	112	114
Income	1,259	1,213
Underlying expenditure
- Operating expenses	873	903
- Additions to loan loss provision	58	78
Total underlying expenses	931	982
Result before tax	328	231
Taxation	100	71
Non-controlling interests	0	6
Net result	229	153
Retail Germany [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result	295	285
Retail Germany [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	796	857
- Net fee and commission income	123	93
- Total investment and other income	86	10
Income	1,005	960
Underlying expenditure
- Operating expenses	579	524
- Additions to loan loss provision	(23)	13
Total underlying expenses	556	537
Result before tax	449	423
Taxation	153	137
Non-controlling interests	1	1
Net result	295	285
Retail Other [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result	278	308
Retail Other [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	1,374	1,310
- Net fee and commission income	212	212
- Total investment and other income	100	61
Income	1,687	1,583
Underlying expenditure
- Operating expenses	1,061	1,001
- Additions to loan loss provision	187	121
Total underlying expenses	1,248	1,122
Result before tax	438	460
Taxation	123	116
Non-controlling interests	38	36
Net result	278	308
Wholesale Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result	(49)	918
Wholesale Banking [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	1,831	1,793
- Net fee and commission income	538	548
- Total investment and other income	248	389
Income	2,618	2,730
Underlying expenditure
- Operating expenses	1,438	1,360
- Additions to loan loss provision	162	53
Total underlying expenses	1,600	1,413
Result before tax	1,018	1,317
Taxation	209	341
Non-controlling interests	8	8
Net result	801	968
Wholesale Banking [member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result	(850)	(50)
Corporate Line Banking [member] | Segments Banking Activities [Member]
Underlying expenditure
Net result	109	(105)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Underlying [member]
Underlying income
- Net interest income	253	105
- Net fee and commission income	(6)	(1)
- Total investment and other income	166	(49)
Income	413	54
Underlying expenditure
- Operating expenses	192	139
- Additions to loan loss provision	0	0
Total underlying expenses	192	139
Result before tax	221	(85)
Taxation	112	21
Net result	109	€ (105)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Special items [member]
Underlying expenditure
Net result	€ 0